Condensed financial information of the parent company (Details) - Schedule of parent company statements of income and comprehensive income - Parent Company [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Income Statements, Captions [Line Items]
Equity in gain of subsidiaries	$ 4,470,613	$ 4,046,770	$ 3,019,323
General and administrative expenses	(12,233)	(100)
Net Income	4,458,380	4,046,670	3,019,323
Other Comprehensive (Loss) Income
Foreign currency translation adjustment	1,259,984	(173,604)	(379,520)
Comprehensive Income	$ 5,718,364	$ 3,873,066	$ 2,639,803